Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	June 30, 2023	December 31, 2022

	(in thousands)
	£	£

Cash and cash equivalents	24,644	41,912